Average Annual Total Returns{- Fidelity Freedom® 2055 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-15 - Fidelity Freedom® 2055 Fund	Fidelity Freedom 2055 Fund - Retail Class Return Before Taxes Past 1 year	Fidelity Freedom 2055 Fund - Retail Class Return Before Taxes Past 5 years	Fidelity Freedom 2055 Fund - Retail Class Return Before Taxes Since Inception		Fidelity Freedom 2055 Fund - Retail Class After Taxes on Distributions Past 1 year	Fidelity Freedom 2055 Fund - Retail Class After Taxes on Distributions Past 5 years	Fidelity Freedom 2055 Fund - Retail Class After Taxes on Distributions Since Inception		Fidelity Freedom 2055 Fund - Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom 2055 Fund - Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Freedom 2055 Fund - Retail Class After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception		F1682 Past 1 year	F1682 Past 5 years	F1682 Since Inception
Total	18.20%	12.37%	9.58%	[1]	16.85%	11.01%	8.29%	[1]	11.46%	9.55%	7.39%	[1]	18.40%	15.22%	13.89%	[1]	16.54%	12.64%	10.61%	[1]

[1]	(a)From June 1, 2011